Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of cash flows - USD ($)	2 Months Ended	5 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Statement of Cash Flows
Net loss	$ (63,748)	$ (1,284,331)
Adjustment to reconcile net loss to net cash used in operating activities	48,298	740,604
Net cash used in operating activities	(15,450)	(543,727)
Net cash used in investing activities	(277,500,000)	(277,500,000)
Net cash provided by financing activities	279,500,100	278,917,609
Net change in cash	1,984,650	873,882
Restatement Adjustment [Member]
Statement of Cash Flows
Net loss	536,389	(32,423,611)
Adjustment to reconcile net loss to net cash used in operating activities	(536,389)	32,423,611
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Statement of Cash Flows
Net loss	472,641	(33,707,942)
Adjustment to reconcile net loss to net cash used in operating activities	(488,091)	33,164,215
Net cash used in operating activities	(15,450)	(543,727)
Net cash used in investing activities	(277,500,000)	(277,500,000)
Net cash provided by financing activities	279,500,100	278,917,609
Net change in cash	$ 1,984,650	$ 873,882